Share capital (Details)	Jan. 25, 2023 $ / shares shares	Nov. 18, 2024 $ / shares shares	Jun. 30, 2024 shares	Dec. 31, 2023 shares
Share capital
Par value per share | $ / shares		$ 0.0025
Number of shares issued		981,211
Restructuring took effect retroactively during the year
Share capital
Number of shares authorized			75,000,000	75,000,000
Number of shares issued			9,194,000	6,791,605
Ordinary shares
Share capital
Number of shares authorized	1
Par value per share | $ / shares	$ 0.0025
Ordinary shares | Restructuring took effect retroactively during the year
Share capital
Number of shares authorized	20,000,000
Stock split ratio	25
Par value per share | $ / shares	$ 0.0001
Number of shares issued	20,000,000
Preferred shares | Restructuring took effect retroactively during the year
Share capital
Number of shares authorized			55,000,000	55,000,000
Number of shares issued	55,000,000